INVESTMENT TAX CREDITS (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 Provincial	Dec. 31, 2011 Provincial	Dec. 31, 2012 Federal	Dec. 31, 2011 Federal	Dec. 31, 2012 Federal 2030	Dec. 31, 2012 Federal 2031	Dec. 31, 2012 Federal 2032
INVESTMENT TAX CREDITS
Refundable ITCs recorded as a reduction of research and development expenditures	$ 253,000	$ 91,000	$ 482,000	$ 1,400,000	$ 1,700,000	$ 900,000
Non-refundable ITCs related to scientific research and development expenditures							3,026,000	1,800,000	760,000	1,000,000	1,266,000
Favorable adjustment included in refundable ITCs resulting from a statutory audit					$ 1,100,000